Debt issued measured at amortized cost (Detail) - USD ($) $ in Millions	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022
Disclosure Of Financial Liabilities [Line Items]
Short-term debt	$ 35,590	$ 27,412	$ 29,676
Senior unsecured debt other than TLAC	14,920	15,472	17,892
of which: issued by UBS AG with original maturity greater than one year	14,918	15,472	17,892
Subordinated debt	2,976	2,975	2,968
of which: low-trigger loss-absorbing tier 2 capital instruments	0	2,438	2,422
of which: non-Basel III-compliant tier 2 capital instruments	539	538	536
Debt issued through the Swiss central mortgage institutions	9,076	8,873	8,962
Long-term debt	26,971	27,320	29,823
Total debt issued measured at amortized cost	$ 62,561	$ 54,733	$ 59,499